Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents.
Schedule of detailed information of cash and cash equivalents

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Cash at bank	432,892	124,413
Deposits held at licensed payment platforms	3,350	2,290
	436,242	126,703
Included in cash and cash equivalents per balance sheet	436,242	126,614
Included in assets classified as held for sale	—	89